Earnings Per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share
Note 26	Earnings Per Share

The following table illustrates basic and diluted EPS under the guidance of GAAP for the years ended December 31, 2015, 2014 and 2013:

	2015		2014		2013
(in thousands, except per share data)	Common Stock	Participating Securities	Common Stock	Participating Securities	Common Stock	Participating Securities
Basic EPS:
Net income	$364,044		$322,872		$244,750
Less income allocated to nonvested awards	(3,164)	3,164	(3,308)	3,308	(1,595)	1,595

Net income allocated to common stock for EPS calculation(a)	$360,880	3,164	$319,564	3,308	$243,155	1,595

Average common shares outstanding(b)	182,465	1,617	184,297	1,925	187,145	1,246

Basic EPS(a)/(b)	$1.98	1.96	$1.73	1.72	$1.30	1.28

Diluted EPS:
Net income	$364,044		$322,872		$244,750
Less income allocated to nonvested awards	(3,148)	3,148	(3,288)	3,288	(1,585)	1,585

Net income allocated to common stock for EPS calculation(c)	$360,896	3,148	$319,584	3,288	$243,165	1,585

Average common shares outstanding	182,465	1,617	184,297	1,925	187,145	1,246
Increase due to assumed issuance of shares related to common equivalent shares outstanding	1,157		1,459		1,648

Average common and common equivalent shares outstanding(d)	183,622	1,617	185,756	1,925	188,793	1,246

Diluted EPS(c)/(d)	$1.97	1.95	$1.72	1.71	$1.29	1.27

The diluted EPS calculation excludes stock options and nonvested awards that are convertible into 0.6 million, 1.1 million and 2.9 million common shares for the years ended December 31, 2015, 2014 and 2013, respectively, because their inclusion would have been anti-dilutive.